IMPAIRMENT OF ASSETS (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 24, 2012	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 57,697	$ 59,567	$ 65,751
Acquisitions through business combinations, intangible assets and goodwill			5,162
Impairment loss recognised in profit or loss, goodwill		0	0
Impairment loss recognised in profit or loss, property, plant and equipment		$ 15,322	$ 58,795
Two Plants Of Wood Products [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use			8.70%
MAPA Project [Member]
Disclosure Of Impairment Assets [Line Items]
Discount rate used in current estimate of value in use		6.10%
Impairment loss recognised in profit or loss, property, plant and equipment		$ 18,917	$ 46,577
Spare Parts [Member]
Disclosure Of Impairment Assets [Line Items]
Impairment loss recognised in profit or loss, property, plant and equipment			14,918
Reversal of impairment loss		11,057
Pien plant [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 16,163	17,357
Discount rate used in current estimate of value in use		7.40%
Description of projected cash flow term		5 years
Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure Of Impairment Assets [Line Items]
Goodwill		$ 732	732
Flakeboard [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 40,802	$ 40,793
Consideration paid (received)	$ 242,502
Percentage of voting equity interests acquired	100.00%
Discount rate used in current estimate of value in use		7.00%
Description of projected cash flow term		7 years
Prime Line Inc [Member] | Arauco North America, Inc. (Prime-Line, Inc.) [Member]
Disclosure Of Impairment Assets [Line Items]
Acquisitions through business combinations, intangible assets and goodwill		$ 732
Consideration paid (received)		$ 18,880